Pension obligations (Schedule of changes in fair value of plan assets) - (Details) - Pension obligations [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Pension Obligations [Line Items]
Opening fair value of plan assets	$ 202,119	$ 175,795
Interest income	5,695	6,170
Return on plan assets (excluding amounts included in net interest expense)	15,377	21,460
Contributions from the employer	12,987	11,952
Employer direct benefit payments	1,317	934
Contributions from plan participants	48	64
Benefit payment from employer	(1,317)	(934)
Administrative expenses paid from plan assets	(77)	(82)
Benefits paid	(35,384)	(16,745)
Settlement payments from plan assets	0	(6,307)
Effects of changes in foreign exchange rates	2,721	9,812
Closing fair value of plan assets	$ 203,486	$ 202,119